UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2402

John Hancock Sovereign Bond Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2011

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock Bond Fund

QUARTERLY PORTFOLIO HOLDINGS

8.31.2011

Bond Fund
As of 8-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Corporate Bonds 47.43%				$523,629,071

(Cost $509,188,716)

Consumer Discretionary 5.88%				64,938,173

Auto Components 0.41%
Allison Transmission, Inc. (S)	7.125	05/15/19	$1,575,000	1,460,812
Exide Technologies (S)	8.625	02/01/18	1,115,000	1,059,249
Hyva Global BV (S)	8.625	03/24/16	1,155,000	1,079,924
Visteon Corp. (S)	6.750	04/15/19	950,000	892,999

Automobiles 0.40%
Hyundai Capital Services, Inc. (S)	4.375	07/27/16	1,235,000	1,285,075
Hyundai Capital Services, Inc. (S)	6.000	05/05/15	1,615,000	1,789,498
Kia Motors Corp. (S)	3.625	06/14/16	1,315,000	1,335,656

Food Products 0.09%
Simmons Foods, Inc. (S)	10.500	11/01/17	1,060,000	967,249

Hotels, Restaurants & Leisure 1.65%
Arcos Dorados Holdings, Inc. (BRL) (D)(S)	10.250	07/13/16	1,025,000	655,152
CCM Merger, Inc. (S)	8.000	08/01/13	2,050,000	1,988,498
Downstream Development Authority of the Quapaw Tribe of
Oklahoma (S)	10.500	07/01/19	1,150,000	1,103,999
Greektown Superholdings, Inc.	13.000	07/01/15	1,965,000	2,028,863
Jacobs Entertainment, Inc.	9.750	06/15/14	2,435,000	2,392,388
Little Traverse Bay Bands of Odawa Indians (S)	9.000	08/31/20	1,315,000	1,071,725
Mohegan Tribal Gaming Authority	7.125	08/15/14	1,425,000	787,313
Palace Entertainment Holdings LLC/Palace Entertainment
Holdings Corp. (S)	8.875	04/15/17	950,000	923,875
ROC Finance LLC/ROC Finance 1 Corp. (S)	12.125	09/01/18	1,665,000	1,714,950
Seminole Indian Tribe of Florida (S)	6.535	10/01/20	2,260,000	2,238,168
Seminole Indian Tribe of Florida (S)	7.750	10/01/17	1,345,000	1,365,175
Waterford Gaming LLC (S)	8.625	09/15/14	890,823	339,769
Yum! Brands, Inc.	3.750	11/01/21	1,565,000	1,549,737

Household Durables 0.02%
American Standard Americas (S)	10.750	01/15/16	335,000	271,350

Internet & Catalog Retail 0.19%
Expedia, Inc.	5.950	08/15/20	2,125,000	2,141,598

Media 2.41%
AMC Entertainment, Inc.	8.000	03/01/14	1,995,000	1,935,150
AMC Entertainment, Inc.	8.750	06/01/19	620,000	624,650
Cablevision Systems Corp.	8.625	09/15/17	610,000	646,600
CBS Corp.	7.875	07/30/30	2,480,000	3,084,026
CCH II LLC/CCH II Capital Corp.	13.500	11/30/16	1,150,089	1,328,353
CCO Holdings LLC/CCO Holdings Capital Corp.	8.125	04/30/20	590,000	623,925
Cinemark USA, Inc. (S)	7.375	06/15/21	800,000	774,000
Cinemark USA, Inc.	8.625	06/15/19	725,000	761,250
Clear Channel Worldwide Holdings, Inc.	9.250	12/15/17	1,750,000	1,855,000
CSC Holdings, Inc.	7.875	02/15/18	1,675,000	1,771,313
DIRECTV Holdings LLC/DIRECTV Financing Company, Inc.	6.350	03/15/40	1,155,000	1,262,778
Grupo Televisa SA	6.625	01/15/40	1,295,000	1,385,129
Kabel BW Erste Beteiligungs GmbH (S)	7.500	03/15/19	1,250,000	1,231,250
News America, Inc.	6.150	03/01/37	775,000	809,279
News America, Inc.	6.150	02/15/41	1,100,000	1,146,824
News America, Inc.	6.400	12/15/35	645,000	675,567

1

Bond Fund
As of 8-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Consumer Discretionary (continued)

Regal Cinemas Corp.	8.625	07/15/19	$465,000	$481,275
Regal Entertainment Group	9.125	08/15/18	455,000	459,550
Time Warner Cable, Inc.	6.750	07/01/18	1,950,000	2,294,388
United Business Media, Ltd. (S)	5.750	11/03/20	1,145,000	1,205,943
XM Satellite Radio, Inc. (S)	13.000	08/01/13	2,000,000	2,245,000

Multiline Retail 0.06%
Sears Holdings Corp	6.625	10/15/18	785,000	651,550

Specialty Retail 0.28%
Hillman Group, Inc. (S)	10.875	06/01/18	385,000	388,850
Hillman Group, Inc.	10.875	06/01/18	820,000	828,200
Limited Brands, Inc.	6.625	04/01/21	1,320,000	1,336,500
Toys R Us Property Company II LLC	8.500	12/01/17	570,000	581,400

Textiles, Apparel & Luxury Goods 0.37%
Burlington Coat Factory Warehouse Corp. (S)	10.000	02/15/19	2,345,000	2,186,713
Levi Strauss & Company	7.625	05/15/20	1,975,000	1,920,688

Consumer Staples 2.08%				22,915,980

Commercial Services & Supplies 0.16%
ARAMARK Corp.	8.500	02/01/15	1,740,000	1,796,550

Food & Staples Retailing 0.32%
CVS Caremark Corp. (6.302% to 06/01/2012, then 3 month
LIBOR + 2.065%)	6.302	06/01/37	3,635,000	3,544,125

Food Products 0.81%
B&G Foods, Inc.	7.625	01/15/18	950,000	997,500
Bunge Ltd. Finance Corp.	4.100	03/15/16	815,000	846,851
Bunge Ltd. Finance Corp.	8.500	06/15/19	1,525,000	1,943,643
Corp. Pesquera Inca SAC (S)	9.000	02/10/17	1,355,000	1,405,813
Del Monte Foods Company (S)	7.625	02/15/19	945,000	937,913
JBS Finance II, Ltd. (S)	8.250	01/29/18	1,450,000	1,348,500
Reddy Ice Corp.	11.250	03/15/15	1,655,000	1,501,913

Household Products 0.21%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (S)	7.875	08/15/19	375,000	371,250
Yankee Candle Company, Inc.	8.500	02/15/15	1,965,000	1,940,438

Personal Products 0.21%
Hypermarcas SA (S)	6.500	04/20/21	530,000	514,630
Revlon Consumer Products Corp.	9.750	11/15/15	1,635,000	1,741,275

Tobacco 0.37%
Alliance One International, Inc.	10.000	07/15/16	2,335,000	2,110,256
Lorillard Tobacco Company	3.500	08/04/16	640,000	641,823
Lorillard Tobacco Company	6.875	05/01/20	1,175,000	1,273,500

Energy 3.96%				43,701,423

Energy Equipment & Services 0.21%
Precision Drilling Corp.	6.625	11/15/20	1,205,000	1,220,063
Trinidad Drilling, Ltd. (S)	7.875	01/15/19	1,045,000	1,065,900

Gas Utilities 0.21%
DCP Midstream LLC (S)	9.750	03/15/19	1,705,000	2,285,766

Oil, Gas & Consumable Fuels 3.54%
Alpha Natural Resources, Inc.	6.000	06/01/19	520,000	508,300

2

Bond Fund
As of 8-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Energy (continued)

Alpha Natural Resources, Inc.	6.250	06/01/21	$1,130,000	$1,105,988
Arch Coal, Inc. (S)	7.000	06/15/19	665,000	655,025
Arch Coal, Inc. (S)	7.250	06/15/21	1,145,000	1,127,825
Chesapeake Energy Corp.	6.125	02/15/21	1,110,000	1,126,650
Drummond Company, Inc.	7.375	02/15/16	1,780,000	1,806,700
El Paso Pipeline Partners Operating Company LLC	6.500	04/01/20	1,045,000	1,185,375
Energy Transfer Partners LP	9.700	03/15/19	1,380,000	1,744,316
Enterprise Products Operating LLC (7.000% to 06/01/2017,
then 3 month LIBOR + 2.778%)	7.000	06/01/67	2,585,000	2,484,831
EV Energy Partners LP/EV Energy Finance Corp. (S)	8.000	04/15/19	1,600,000	1,568,000
Kerr-McGee Corp.	6.950	07/01/24	3,210,000	3,768,177
Kinder Morgan Energy Partners LP	7.750	03/15/32	840,000	1,018,386
Kinder Morgan Finance Company	5.700	01/05/16	2,515,000	2,565,300
Linn Energy LLC/Linn Energy Finance Corp.	8.625	04/15/20	830,000	888,100
Marathon Petroleum Corp. (S)	6.500	03/01/41	1,115,000	1,208,785
MarkWest Energy Partners LP/MarkWest Energy Finance
Corp.	6.500	08/15/21	1,975,000	2,014,500
McMoRan Exploration Company	11.875	11/15/14	1,230,000	1,303,800
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC	8.875	03/15/18	1,600,000	1,616,000
NuStar Logistics LP	7.650	04/15/18	2,025,000	2,518,766
Spectra Energy Capital LLC	6.200	04/15/18	1,440,000	1,668,840
Thermon Industries, Inc.	9.500	05/01/17	266,000	279,300
TransCanada Pipelines, Ltd. (6.350% to 05/15/2017, then 3
month LIBOR + 2.210%)	6.350	05/15/67	2,995,000	3,017,471
Williams Partners LP/Williams Partners Finance Corp.	7.250	02/01/17	3,295,000	3,949,259

Financials 18.84%				208,001,445

Capital Markets 2.19%
Affinion Group Holdings, Inc.	11.625	11/15/15	1,055,000	1,028,625
Credit Suisse AG (3 month LIBOR + 0.690% to 05/15/2017,
then 3 month LIBOR + 1.690%) (Q)	0.976	05/15/17	2,900,000	2,304,282
Credit Suisse New York	4.375	08/05/20	2,265,000	2,222,153
Credit Suisse New York	5.300	08/13/19	1,680,000	1,756,717
Jefferies Group, Inc.	6.875	04/15/21	1,240,000	1,384,884
Jefferies Group, Inc.	8.500	07/15/19	665,000	801,873
Macquarie Bank, Ltd. (S)	6.625	04/07/21	1,055,000	1,035,824
Macquarie Group, Ltd. (S)	6.000	01/14/20	1,345,000	1,324,443
Morgan Stanley	5.500	07/28/21	640,000	638,223
Morgan Stanley	5.750	01/25/21	570,000	586,361
Morgan Stanley	7.300	05/13/19	2,270,000	2,532,705
The Goldman Sachs Group, Inc.	5.250	07/27/21	1,285,000	1,301,151
The Goldman Sachs Group, Inc.	6.150	04/01/18	3,130,000	3,342,668
The Goldman Sachs Group, Inc.	6.750	10/01/37	4,150,000	3,929,029

Commercial Banks 2.76%
Abbey National Treasury Services PLC	4.000	04/27/16	1,660,000	1,585,547
Banco de Credito del Peru (S)	4.750	03/16/16	700,000	689,500
Barclays Bank PLC	5.140	10/14/20	1,160,000	1,065,039
Barclays Bank PLC (S)	6.050	12/04/17	1,185,000	1,172,198
BBVA Bancomer SA (S)	6.500	03/10/21	1,925,000	1,925,000
BPCE SA (12.500% to 09/30/2019, then 3 month LIBOR +
12.980%) (Q)(S)	12.500	09/30/19	1,239,000	1,300,132
First Tennessee Bank NA	5.050	01/15/15	1,620,000	1,691,209
ICICI Bank, Ltd. (S)	5.750	11/16/20	1,910,000	1,839,124
Lloyds TSB Bank PLC	6.375	01/21/21	1,765,000	1,839,266

3

Bond Fund
As of 8-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Financials (continued)

Lloyds TSB Group PLC (6.413% to 10/01/2035, then 3 month
LIBOR + 1.496%) (H)(Q)(S)	6.413	10/01/35	$2,410,000	$1,373,700
National City Bank (P)	0.699	06/07/17	2,300,000	2,104,475
Regions Financial Corp. (P)	0.417	06/26/12	1,060,000	1,037,639
Regions Financial Corp.	7.750	11/10/14	1,825,000	1,811,313
Santander Holdings USA, Inc.	4.625	04/19/16	480,000	477,200
Santander Issuances SA (6.500% to 11/15/2014, then 3
month LIBOR + 3.920%) (S)	6.500	08/11/19	1,400,000	1,388,043
The Chuo Mitsui Trust & Banking Company, Ltd. (5.506% to
4/15/2015, then 3 month LIBOR + 2.490%) (Q)(S)	5.506	04/15/15	2,530,000	2,580,600
The Royal Bank of Scotland PLC	4.875	03/16/15	1,275,000	1,291,830
Wachovia Bank NA	5.850	02/01/37	1,665,000	1,712,937
Wachovia Bank NA	6.600	01/15/38	1,465,000	1,666,565
Wachovia Corp.	5.750	06/15/17	1,715,000	1,942,287

Consumer Finance 1.06%
American Express Company	7.000	03/19/18	1,705,000	2,028,333
Capital One Financial Corp.	6.150	09/01/16	2,655,000	2,852,864
Discover Bank	7.000	04/15/20	1,090,000	1,184,799
Discover Financial Services	10.250	07/15/19	2,495,000	3,219,306
Nelnet, Inc. (7.400% to 09/29/2011, then 3 month LIBOR +
3.375%)	7.400	09/29/36	2,595,000	2,354,799

Diversified Financial Services 5.95%
Alfa Bank OJSC Via Alfa Bond Issuance PLC (S)	7.750	04/28/21	585,000	569,673
Astoria Depositor Corp., Series B (S)	8.144	05/01/21	3,590,000	3,338,700
Bank of America Corp.	6.500	08/01/16	1,245,000	1,335,452
Bank of America NA	5.300	03/15/17	595,000	582,028
Bank of America NA	6.000	10/15/36	1,555,000	1,460,173
Beaver Valley II Funding	9.000	06/01/17	2,111,000	2,280,936
Bosphorus Financial Services, Ltd. (P)(S)	2.086	02/15/12	332,500	331,472
Citigroup, Inc.	5.850	12/11/34	1,590,000	1,524,581
Citigroup, Inc.	6.125	11/21/17	3,045,000	3,333,295
Crown Castle Towers LLC (S)	4.883	08/15/20	3,075,000	3,211,152
Crown Castle Towers LLC (S)	6.113	01/15/20	1,710,000	1,929,145
General Electric Capital Corp. (P)	0.766	08/15/36	2,245,000	1,759,981
General Electric Capital Corp.	4.375	09/16/20	1,510,000	1,536,941
General Electric Capital Corp.	5.300	02/11/21	880,000	935,954
General Electric Capital Corp.	5.625	05/01/18	2,190,000	2,424,783
General Electric Capital Corp.	5.875	01/14/38	1,650,000	1,676,552
General Electric Capital Corp.	6.000	08/07/19	1,505,000	1,691,670
GTP Acquisition Partners I LLC (S)	4.347	06/15/16	1,805,000	1,732,271
GTP Acquisition Partners I LLC (S)	7.628	06/15/16	1,345,000	1,303,256
GTP Towers Issuer LLC (S)	8.112	02/15/15	3,550,000	3,657,425
Harley-Davidson Funding Corp. (S)	5.750	12/15/14	1,085,000	1,197,913
JPMorgan Chase & Company	3.700	01/20/15	1,170,000	1,218,347
JPMorgan Chase & Company	5.600	07/15/41	2,440,000	2,506,309
JPMorgan Chase & Company	6.000	01/15/18	3,260,000	3,637,003
JPMorgan Chase & Company (7.900% to 04/30/2018, then 3
month LIBOR + 3.470%) (Q)	7.900	04/30/18	2,240,000	2,375,946
Merrill Lynch & Company, Inc.	6.220	09/15/26	760,000	666,664
Merrill Lynch & Company, Inc.	6.875	04/25/18	3,010,000	3,121,177
Merrill Lynch & Company, Inc.	7.750	05/14/38	980,000	974,907
Nationstar Mortgage/Nationstar Capital Corp. (S)	10.875	04/01/15	1,805,000	1,805,000
Rabobank Nederland NV (11.000% to 06/30/2019, then 3
month LIBOR + 10.868%) (Q)(S)	11.000	06/30/19	3,204,000	4,029,030

4

Bond Fund
As of 8-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Financials (continued)

Textron Financial Corp. (6.000% to 02/15/2017, then 3 month
LIBOR + 1.735%) (S)	6.000	02/15/67	$3,110,000	$2,425,800
The Bear Stearns Companies LLC	7.250	02/01/18	1,950,000	2,300,425
Tomkins LLC/Tomkins, Inc. (S)	9.000	10/01/18	565,000	598,900
USB Realty Corp. (6.091% to 01/15/2012, then 3 month
LIBOR + 1.147%) (Q)(S)	6.091	01/15/12	2,900,000	2,233,000

Insurance 3.26%
Aflac, Inc.	6.900	12/17/39	1,005,000	1,005,477
Aflac, Inc.	8.500	05/15/19	1,655,000	2,052,490
AON Corp.	8.205	01/01/27	1,380,000	1,575,443
AXA SA (6.379% to 12/14/2036, then 3 month LIBOR +
2.256%) (Q)(S)	6.379	12/14/36	1,170,000	900,900
Chubb Corp. (6.375% until 04/15/2017, then 3 month LIBOR
+ 2.250%)	6.375	03/29/67	1,270,000	1,282,700
CNA Financial Corp.	6.500	08/15/16	1,110,000	1,224,598
CNA Financial Corp.	7.250	11/15/23	2,190,000	2,406,909
CNO Financial Group, Inc. (S)	9.000	01/15/18	1,500,000	1,560,000
Glen Meadow Pass-Through Trust (6.505% to 02/15/2017,
then 3 month LIBOR +2.125%) (S)	6.505	02/12/67	3,490,000	2,748,375
Hartford Financial Services Group, Inc.	6.625	03/30/40	980,000	945,912
Liberty Mutual Group, Inc. (S)	7.800	03/15/37	2,635,000	2,476,900
Lincoln National Corp.	8.750	07/01/19	1,295,000	1,604,453
Lincoln National Corp. (6.050% to 04/20/17, then 3 month
LIBOR + 2.040%)	6.050	04/20/67	2,230,000	1,973,550
MetLife, Inc.	10.750	08/01/39	610,000	835,700
Teachers Insurance & Annuity Association of America (S)	6.850	12/16/39	2,445,000	2,897,601
The Hanover Insurance Group, Inc.	6.375	06/15/21	635,000	669,835
Unum Group	7.125	09/30/16	1,585,000	1,852,318
UnumProvident Finance Company PLC (S)	6.850	11/15/15	2,395,000	2,725,546
W.R. Berkley Corp.	5.600	05/15/15	1,345,000	1,429,196
Willis Group Holdings PLC	5.750	03/15/21	1,395,000	1,442,929
Willis North America, Inc.	7.000	09/29/19	2,060,000	2,369,606

Real Estate Investment Trusts 3.56%
Brandywine Operating Partnership LP	7.500	05/15/15	1,505,000	1,720,310
CommonWealth REIT	6.650	01/15/18	1,800,000	2,027,828
Developers Diversified Realty Corp.	7.500	04/01/17	2,600,000	2,890,329
Dexus Property Group (S)	7.125	10/15/14	1,945,000	2,179,861
Duke Realty LP	6.750	03/15/20	2,095,000	2,243,908
Duke Realty LP	8.250	08/15/19	1,120,000	1,317,080
Goodman Funding Pty, Ltd. (S)	6.375	04/15/21	2,620,000	2,693,407
Health Care REIT, Inc.	4.950	01/15/21	1,610,000	1,575,007
Health Care REIT, Inc.	6.125	04/15/20	2,910,000	3,139,515
Health Care REIT, Inc.	6.200	06/01/16	1,835,000	2,042,951
Healthcare Realty Trust, Inc.	6.500	01/17/17	2,120,000	2,316,130
Mack-Cali Realty LP	7.750	08/15/19	1,410,000	1,757,318
MPT Operating Partnership LP/MPT Finance Corp. (S)	6.875	05/01/21	935,000	890,588
Post Apartment Homes LP	4.750	10/15/17	735,000	775,959
Reckson Operating Partnership LP	7.750	03/15/20	735,000	867,398
Simon Property Group LP	10.350	04/01/19	1,495,000	2,058,135
Ventas Realty LP/Ventas Capital Corp.	4.750	06/01/21	1,645,000	1,584,461
Vornado Realty LP	4.250	04/01/15	2,715,000	2,855,938
WEA Finance LLC/WT Finance Australia Pty, Ltd. (S)	6.750	09/02/19	1,180,000	1,336,544
Weyerhaeuser Company	7.375	03/15/32	2,830,000	3,010,186

5

Bond Fund
As of 8-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Financials (continued)

Real Estate Management & Development 0.06%
Realogy Corp. (S)	7.875	02/15/19	$855,000	$709,650

Health Care 1.31%				14,508,745

Health Care Equipment & Supplies 0.20%
Alere, Inc.	7.875	02/01/16	1,595,000	1,541,169
Alere, Inc.	8.625	10/01/18	750,000	720,000

Health Care Providers & Services 0.68%
BioScrip, Inc.	10.250	10/01/15	1,160,000	1,148,400
Community Health Systems, Inc.	8.875	07/15/15	1,800,000	1,824,750
Gentiva Health Services, Inc.	11.500	09/01/18	280,000	250,600
HCA, Inc.	7.500	02/15/22	1,605,000	1,588,950
Medco Health Solutions, Inc.	7.125	03/15/18	2,225,000	2,658,043

Pharmaceuticals 0.43%
Catalent Pharma Solutions, Inc., PIK	9.500	04/15/15	1,657,387	1,533,083
Endo Pharmaceuticals Holdings, Inc. (S)	7.250	01/15/22	1,625,000	1,657,500
Valeant Pharmaceuticals International, Inc. (S)	6.750	10/01/17	385,000	358,050
Valeant Pharmaceuticals International, Inc. (S)	6.875	12/01/18	1,335,000	1,228,200

Industrials 4.98%				55,016,577

Aerospace & Defense 0.72%
Bombardier, Inc. (S)	7.750	03/15/20	1,015,000	1,108,888
Colt Defense LLC/Colt Finance Corp.	8.750	11/15/17	950,000	612,750
Ducommun, Inc. (S)	9.750	07/15/18	295,000	296,475
Embraer Overseas, Ltd.	6.375	01/15/20	1,485,000	1,618,650
Huntington Ingalls Industries, Inc. (S)	7.125	03/15/21	1,170,000	1,099,800
Kratos Defense & Security Solutions, Inc.	10.000	06/01/17	975,000	1,001,813
TransDigm, Inc. (S)	7.750	12/15/18	2,220,000	2,258,850

Airlines 2.14%
America West Airlines 2000-1 Pass Through Trust	8.057	07/02/20	769,090	769,090
Continental Airlines 1998-1 Class A Pass Through Trust	6.648	09/15/17	787,107	814,655
Continental Airlines 1999-1 Class A Pass Through Trust	6.545	02/02/19	554,305	576,478
Continental Airlines 2000-2 Class B Pass Through Trust	8.307	04/02/18	502,012	499,502
Continental Airlines 2007-1 Class A Pass Through Trust	5.983	04/19/22	2,026,616	2,057,015
Continental Airlines 2010-1 Class A Pass Through Trust	4.750	01/12/21	665,000	621,775
Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718	01/02/23	2,594,961	2,562,524
Delta Air Lines 2007-1 Class A Pass Through Trust	6.821	08/10/22	2,458,107	2,507,269
Delta Air Lines 2010-1 Class A Pass Through Trust	6.200	07/02/18	858,372	884,123
Delta Air Lines 2011-1 Class A Pass Through Trust	5.300	04/15/19	940,000	916,500
Delta Air Lines, Inc. (S)	9.500	09/15/14	1,289,000	1,321,225
Northwest Airlines 2002-1 Class G-2 Pass Through Trust	6.264	11/20/21	2,213,157	2,191,026
Northwest Airlines 2007-1 Class A Pass Through Trust	7.027	11/01/19	1,550,419	1,550,419
U.S. Airways 2010-1 Class A Pass Through Trust	6.250	04/22/23	1,645,000	1,603,875
United Air Lines 2009-1 Pass Through Trust	10.400	11/01/16	722,751	792,279
United Air Lines 2009-2A Pass Through Trust	9.750	01/15/17	1,707,537	1,938,054
United Airlines 2007-1 Class C Pass Through Trust
Series 2007-1, Class C (P)	2.647	07/02/14	2,265,286	2,050,084

Building Products 0.46%
Masco Corp.	7.125	03/15/20	1,280,000	1,251,223
Voto-Votorantim Overseas Trading Operations NV (S)	6.625	09/25/19	1,800,000	1,894,500
Voto-Votorantim, Ltd. (S)	6.750	04/05/21	1,840,000	1,925,100

6

Bond Fund
As of 8-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Industrials (continued)

Commercial Services & Supplies 0.34%
Garda World Security Corp. (S)	9.750	03/15/17	$410,000	$420,250
International Lease Finance Corp. (S)	7.125	09/01/18	1,260,000	1,272,600
Steelcase, Inc.	6.375	02/15/21	1,905,000	2,098,257

Construction & Engineering 0.11%
Tutor Perini Corp.	7.625	11/01/18	1,430,000	1,272,700

Electrical Equipment 0.08%
Coleman Cable, Inc.	9.000	02/15/18	850,000	847,875

Industrial Conglomerates 0.33%
Odebrecht Finance, Ltd. (S)	7.000	04/21/20	1,120,000	1,220,800
Odebrecht Finance, Ltd. (Q)(S)	7.500	09/14/15	355,000	355,444
Textron, Inc.	5.600	12/01/17	1,945,000	2,085,620

Machinery 0.12%
Pentair, Inc.	5.000	05/15/21	1,240,000	1,286,598

Marine 0.17%
Navios Maritime Holdings, Inc./Navios Maritime Finance II
U.S., Inc. (S)	8.125	02/15/19	945,000	770,175
Navios South American Logistics, Inc./Navios Logistics
Finance U.S., Inc. (S)	9.250	04/15/19	1,295,000	1,133,125

Road & Rail 0.35%
The Hertz Corp. (S)	6.750	04/15/19	2,505,000	2,335,913
Western Express, Inc. (S)	12.500	04/15/15	1,930,000	1,486,100

Trading Companies & Distributors 0.09%
Aircastle, Ltd.	9.750	08/01/18	905,000	952,513

Transportation Infrastructure 0.07%
Asciano Finance, Ltd. (S)	4.625	09/23/20	765,000	754,665

Information Technology 0.54%				5,920,175

IT Services 0.29%
Brightstar Corp. (S)	9.500	12/01/16	2,275,000	2,343,250
Equinix, Inc.	8.125	03/01/18	815,000	863,900

Software 0.25%
Vangent, Inc.	9.625	02/15/15	2,590,000	2,713,025

Materials 4.76%				52,527,135

Chemicals 1.06%
American Pacific Corp.	9.000	02/01/15	1,000,000	982,500
Braskem America Finance Company (S)	7.125	07/22/41	1,545,000	1,506,375
Braskem Finance, Ltd. (S)	7.000	05/07/20	3,780,000	4,054,050
Fufeng Group, Ltd. (S)	7.625	04/13/16	1,375,000	1,265,000
Incitec Pivot Finance LLC (S)	6.000	12/10/19	1,370,000	1,506,797
Nalco Company (S)	6.625	01/15/19	735,000	808,500
Sterling Chemicals, Inc.	10.250	04/01/15	1,490,000	1,564,500

Construction Materials 0.17%
Building Materials Corp. of America (S)	6.750	05/01/21	995,000	952,713
Severstal Columbus LLC	10.250	02/15/18	370,000	382,950
Vulcan Materials Company	7.500	06/15/21	530,000	521,435

Containers & Packaging 0.60%
Graphic Packaging International, Inc.	7.875	10/01/18	410,000	430,500

7

Bond Fund
As of 8-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Materials (continued)

Graphic Packaging International, Inc.	9.500	06/15/17	$835,000	$908,063
Polymer Group, Inc. (S)	7.750	02/01/19	465,000	460,350
Pretium Packaging LLC/Pretium Finance, Inc. (S)	11.500	04/01/16	650,000	638,625
Temple-Inland, Inc.	6.625	01/15/18	3,085,000	3,541,833
U.S. Corrugated, Inc.	10.000	06/12/13	605,000	598,950

Metals & Mining 2.00%
Alcoa, Inc.	5.400	04/15/21	1,075,000	1,076,058
Allegheny Technologies, Inc.	5.950	01/15/21	570,000	640,117
Allegheny Technologies, Inc.	9.375	06/01/19	1,205,000	1,563,410
ArcelorMittal	6.750	03/01/41	1,110,000	1,056,360
ArcelorMittal	9.850	06/01/19	1,470,000	1,796,941
Cliffs Natural Resources, Inc.	6.250	10/01/40	1,230,000	1,214,508
Commercial Metals Company	7.350	08/15/18	1,395,000	1,444,129
Gerdau Trade, Inc. (S)	5.750	01/30/21	1,345,000	1,345,000
JMC Steel Group (S)	8.250	03/15/18	775,000	757,563
Metinvest BV (S)	8.750	02/14/18	1,755,000	1,719,900
Rain CII Carbon LLC/CII Carbon Corp. (S)	8.000	12/01/18	2,225,000	2,225,000
SunCoke Energy, Inc. (S)	7.625	08/01/19	1,125,000	1,105,313
Taseko Mines, Ltd.	7.750	04/15/19	495,000	469,013
Teck Resources, Ltd.	6.250	07/15/41	635,000	671,041
Teck Resources, Ltd.	10.750	05/15/19	936,000	1,155,960
Thompson Creek Metals Company, Inc. (S)	7.375	06/01/18	630,000	574,875
Vale Overseas, Ltd.	6.875	11/10/39	1,365,000	1,557,943
Winsway Coking Coal Holding, Ltd. (S)	8.500	04/08/16	1,890,000	1,719,900

Paper & Forest Products 0.93%
Georgia-Pacific LLC (S)	5.400	11/01/20	3,320,000	3,419,793
Georgia-Pacific LLC	7.250	06/01/28	695,000	762,972
International Paper Company	9.375	05/15/19	1,650,000	2,113,850
Mercer International, Inc.	9.500	12/01/17	273,000	271,635
Verso Paper Holdings LLC/Verso Paper, Inc.	8.750	02/01/19	410,000	326,975
Westvaco Corp.	7.950	02/15/31	3,200,000	3,415,738

Telecommunication Services 1.81%				19,954,551

Diversified Telecommunication Services 1.15%
AT&T, Inc.	5.550	08/15/41	2,760,000	2,899,270
Axtel SAB de CV (S)	9.000	09/22/19	705,000	671,513
CenturyLink, Inc.	6.450	06/15/21	1,265,000	1,230,433
CenturyLink, Inc.	7.600	09/15/39	1,275,000	1,172,639
Frontier Communications Corp.	8.500	04/15/20	2,390,000	2,503,525
Telecom Italia Capital SA	7.200	07/18/36	1,490,000	1,370,208
Telecom Italia Capital SA	7.721	06/04/38	1,030,000	998,844
West Corp.	11.000	10/15/16	1,780,000	1,837,850

Wireless Telecommunication Services 0.66%
America Movil SAB de CV	5.000	03/30/20	1,780,000	1,930,018
NII Capital Corp.	8.875	12/15/19	1,655,000	1,750,163
NII Capital Corp.	10.000	08/15/16	940,000	1,057,500
SBA Telecommunications, Inc.	8.000	08/15/16	595,000	626,238
SBA Tower Trust (S)	5.101	04/15/17	1,790,000	1,906,350

Utilities 3.27%				36,144,867

Electric Utilities 1.49%
BVPS II Funding Corp.	8.890	06/01/17	1,700,000	1,997,793
Commonwealth Edison Company	5.800	03/15/18	1,955,000	2,272,664

8

Bond Fund
As of 8-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Utilities (continued)

Israel Electric Corp., Ltd. (S)	7.250	01/15/19	$2,395,000	$2,608,442
ITC Holdings Corp. (S)	5.500	01/15/20	1,670,000	1,911,978
NV Energy, Inc.	6.250	11/15/20	1,055,000	1,136,151
PNM Resources, Inc.	9.250	05/15/15	1,865,000	2,079,475
PNPP II Funding Corp.	9.120	05/30/16	748,000	824,393
PPL Capital Funding, Inc. (6.700% to 03/30/2017, then 3
month LIBOR + 2.665%)	6.700	03/30/67	2,210,000	2,132,650
W3A Funding Corp.	8.090	01/02/17	1,548,591	1,551,022

Independent Power Producers & Energy Traders 0.78%
Allegheny Energy Supply Company LLC (S)	5.750	10/15/19	1,826,000	2,020,560
Exelon Generation Company LLC	6.250	10/01/39	1,510,000	1,637,835
Ipalco Enterprises, Inc. (S)	5.000	05/01/18	1,870,000	1,811,215
NRG Energy, Inc. (S)	7.625	01/15/18	1,620,000	1,603,800
NRG Energy, Inc.	8.250	09/01/20	1,550,000	1,565,500

Multi-Utilities 0.66%
CMS Energy Corp.	6.250	02/01/20	2,885,000	3,101,935
Integrys Energy Group, Inc. (6.110% to 12/01/2016, then 3
month LIBOR + 2.120%)	6.110	12/01/66	2,605,000	2,487,775
Wisconsin Energy Corp. (6.250% to 05/15/2017, then 3
month LIBOR + 2.113%)	6.250	05/15/67	1,710,000	1,692,900

Water Utilities 0.34%
Cia de Saneamento Basico do Estado de Sao Paulo (S)	6.250	12/16/20	1,215,000	1,251,450
Midwest Generation LLC, Series B	8.560	01/02/16	1,680,555	1,655,347
Salton Sea Funding Corp., Series F	7.475	11/30/18	730,323	801,982

U.S. Government & Agency Obligations 28.73%				$317,216,589

(Cost $311,961,912)

U.S. Government 6.42%				70,937,938

U.S. Treasury
Bond	4.375	05/15/41	24,305,000	27,745,616
Note	2.000	04/30/16	870,000	915,945
Note	2.125	08/15/21	38,700,000	38,319,192
Strip, PO	2.911*	11/15/30	7,940,000	3,957,185

U.S. Government Agency 22.31%				246,278,651

Federal Home Loan Mortgage Corp.
30 Yr Pass Thru Ctf	4.000	09/01/40	12,680,497	13,144,973
30 Yr Pass Thru Ctf	5.000	07/01/35	1,533,105	1,652,963
30 Yr Pass Thru Ctf	6.500	06/01/37	189,718	212,120
30 Yr Pass Thru Ctf	6.500	10/01/37	418,910	468,374
30 Yr Pass Thru Ctf	6.500	11/01/37	869,603	972,284
30 Yr Pass Thru Ctf	6.500	12/01/37	387,452	433,201
30 Yr Pass Thru Ctf	6.500	02/01/38	202,584	226,505
Federal National Mortgage Association
15 Yr Pass Thru Ctf	4.000	06/01/24	17,346,309	18,361,537
30 Yr Pass Thru Ctf	4.000	TBA	20,000,000	20,727,616
30 Yr Pass Thru Ctf	4.000	03/01/39	17,329,602	18,000,006
30 Yr Pass Thru Ctf	4.000	10/01/40	8,242,704	8,574,457
30 Yr Pass Thru Ctf	4.000	11/01/40	3,896,565	4,042,435
30 Yr Pass Thru Ctf	4.500	TBA	10,670,000	11,280,167
30 Yr Pass Thru Ctf	5.000	11/01/33	2,375,947	2,569,029

9

Bond Fund
As of 8-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

U.S. Government Agency (continued)

30 Yr Pass Thru Ctf	5.000	09/01/40	$14,867,368	$16,036,082
30 Yr Pass Thru Ctf	5.000	09/01/40	14,973,274	16,150,313
30 Yr Pass Thru Ctf	5.000	02/01/41	8,948,975	9,658,041
30 Yr Pass Thru Ctf	5.000	03/01/41	10,471,858	11,301,589
30 Yr Pass Thru Ctf	5.000	04/01/41	4,100,946	4,483,551
30 Yr Pass Thru Ctf	5.500	09/01/34	7,846,886	8,625,646
30 Yr Pass Thru Ctf	5.500	05/01/35	11,906,016	13,091,342
30 Yr Pass Thru Ctf	5.500	12/01/36	4,938,121	5,412,770
30 Yr Pass Thru Ctf	5.500	01/01/39	9,534,691	10,480,955
30 Yr Pass Thru Ctf	5.500	06/01/39	3,640,258	4,000,395
30 Yr Pass Thru Ctf	6.000	05/01/37	9,727,485	10,810,956
30 Yr Pass Thru Ctf	6.000	07/01/38	10,875,971	12,107,755
30 Yr Pass Thru Ctf	6.500	01/01/39	15,030,782	16,806,772
30 Yr Pass Thru Ctf	6.500	03/01/39	722,216	806,648
30 Yr Pass Thru Ctf	6.500	06/01/39	5,218,656	5,840,169

Convertible Bonds 0.14%				$1,596,548

(Cost $1,207,911)

Consumer Discretionary 0.05%				627,548

Media 0.05%
XM Satellite Radio, Inc. (S)	7.000	12/01/14	486,000	627,548

Industrials 0.09%				969,000

Airlines 0.09%
US Airways Group, Inc.	7.250	05/15/14	680,000	969,000

Municipal Bonds 0.17%				$1,839,858

(Cost $1,675,867)

California 0.10%				1,095,982

State of California	7.600	11/01/40	905,000	1,095,982

Illinois 0.07%				743,876

State of Illinois	5.100	06/01/33	855,000	743,876

Term Loans (M) 0.80%				$8,846,955

(Cost $9,674,601)

Consumer Discretionary 0.58%				6,465,922

Automobiles 0.16%
Chrysler Group LLC	6.000	05/24/17	2,000,000	1,800,000

Hotels, Restaurants & Leisure 0.33%
CCM Merger, Inc.	7.000	03/01/17	771,984	748,824
East Valley Tourist Development Authority	12.000	08/06/12	841,357	647,845
Kalispel Tribal Economic Authority	7.500	02/22/17	2,400,000	2,208,000

Media 0.09%
Vertis, Inc.	11.750	12/31/15	1,343,359	1,061,253

Financials 0.15%				1,650,633

Real Estate Investment Trusts 0.08%
iStar Financial, Inc.	7.000	06/30/14	880,000	846,633

10

Bond Fund
As of 8-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Financials (continued)

Real Estate Management & Development 0.07%
Realogy Corp.	13.500	10/15/17	$800,000	$804,000

Health Care 0.07%				730,400

Health Care Providers & Services 0.07%
National Mentor Holdings, Inc. (T)	-	02/09/17	830,000	730,400

Capital Preferred Securities 1.67%				$18,429,947

(Cost $18,713,839)

Financials 1.67%				18,429,947

Capital Markets 0.46%
State Street Capital Trust III (P)(Q)	5.237	11/07/11	2,075,000	2,075,851
State Street Capital Trust IV (P)	1.247	06/15/37	4,005,000	3,037,148
Commercial Banks 1.00%
Allfirst Preferred Capital Trust (P)	1.749	07/15/29	1,305,000	1,134,514
Fifth Third Capital Trust IV (6.500% to 04/15/2017 then 3
month LIBOR + 1.368%)	6.500	04/15/37	3,425,000	3,176,688
PNC Financial Services Group, Inc. (Q)	6.750	08/01/21	900,000	872,199
PNC Preferred Funding Trust III (8.700% to 3/15/13, then 3
month LIBOR + 5.226%) (Q)(S)	8.700	03/15/13	3,330,000	3,404,059
Regions Financing Trust II (6.625% to 5/15/2027, then 3
month LIBOR 1.290%)	6.625	05/15/47	685,000	573,688
Sovereign Capital Trust VI	7.908	06/13/36	1,840,000	1,867,600
Insurance 0.21%
MetLife Capital Trust X (9.250% to 04/08/2038 then 3 month
LIBOR + 5.540%) (S)	9.250	04/08/38	710,000	837,800
ZFS Finance USA Trust II (6.450% to 06/15/2016 then 3
month LIBOR + 2.000%) (S)	6.450	12/15/65	1,480,000	1,450,400

Collateralized Mortgage Obligations 12.45%				$137,418,124

(Cost $141,132,909)

Commercial & Residential 10.96%				120,949,126

American Home Mortgage Assets
Series 2006-6, Class A1A (P)	0.408	12/25/46	2,214,688	1,155,349
Series 2006-6, Class XP IO	2.481	12/25/46	24,188,142	1,464,631
American Tower Trust
Series 2007-1A, Class D (S)	5.957	04/15/37	3,175,000	3,405,121
Series 2007-1A, Class C (S)	5.615	04/15/37	2,875,000	3,062,358
Banc of America Commercial Mortgage, Inc.
Series 2006-2, Class AM (P)	5.956	05/10/45	2,380,000	2,323,684
Series 2006-4, Class AM	5.675	07/10/46	2,375,000	2,236,396
Series 2006-3, Class A4 (P)	5.889	07/10/44	2,620,000	2,839,341
Bear Stearns Alt-A Trust
Series 2004-12 1A1 (P)	0.568	01/25/35	3,139,068	2,738,234
Series 2005-3, Class B2 (P)	2.495	04/25/35	1,131,605	32,599
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2006-PW14, Class D (S)	5.412	12/11/38	2,480,000	1,116,565
Citigroup Commercial Mortgage Trust
Series 2006-C4, Class A3 (P)	5.922	03/15/49	3,725,000	4,022,065

11

Bond Fund
As of 8-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Commercial & Residential (continued)

Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1, Class C (P)	5.399	07/15/44	$1,030,000	$877,361
Commercial Mortgage Pass Through Certificates
Series 2007-C9, Class A4 (P)	6.008	12/10/49	5,595,000	6,119,419
First Horizon Alternative Mortgage Securities
Series 2004-AA5, Class B1 (P)	2.353	12/25/34	1,166,201	132,009
GMAC Mortgage Loan Trust
Series 2004-AR2, Class 3A (P)	3.173	08/19/34	3,539,232	3,134,673
Greenwich Capital Commercial Funding Corp.
Series 2006-GG7, Class AM (P)	6.074	07/10/38	2,375,000	2,239,221
Series 2007-GG9, Class C (P)	5.554	03/10/39	1,810,000	940,201
GSR Mortgage Loan Trust
Series 2005-AR6, Class 3A1 (P)	2.722	09/25/35	2,978,829	2,522,115
Series 2004-9, Class B1 (P)	3.105	08/25/34	1,634,778	604,410
Series 2006-AR1, Class 3A1 (P)	5.050	01/25/36	3,532,007	2,996,011
Harborview Mortgage Loan Trust
Series 2004-11, Class X1 IO (P)	2.119	01/19/35	19,424,348	1,390,399
Series 2005-11, Class X IO	2.202	08/19/45	12,353,219	560,946
Series 2005-8, Class 1X IO	2.339	09/19/35	19,348,662	941,200
Series 2007-3, Class ES IO	0.350	05/19/47	80,155,718	529,028
Series 2007-4, Class ES IO	0.350	07/19/47	99,481,139	543,167
Series 2007-6, Class ES IO (S)	0.342	08/19/37	66,899,256	431,500
IndyMac Index Mortgage Loan Trust
Series 2004-AR13, Class B1	5.296	01/25/35	1,102,852	98,680
Series 2005-AR18, Class 1X IO	2.247	10/25/36	31,205,413	1,538,739
Series 2005-AR18, Class 2X IO	1.923	10/25/36	50,933,917	2,471,823
Series 2005-AR5, Class B1 (P)	2.617	05/25/35	1,078,946	13,616
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2006-LDP7, Class AM (P)	6.074	04/15/45	3,345,000	3,188,825
Series 2007-CB18, Class A4	5.440	06/12/47	4,610,000	4,907,410
Series 2005-LDP3, Class A4B (P)	4.996	08/15/42	3,635,000	3,590,389
JPMorgan Mortgage Trust
Series 2006-A7, Class 2A5 (P)	5.275	01/25/37	813,204	39,760
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AM	5.413	09/15/39	4,715,000	4,384,403
Series 2007-C1, Class AM	5.455	02/15/40	3,515,000	3,156,298
Series 2006-C4, Class A4 (P)	6.067	06/15/38	4,165,000	4,592,633
Series 2007-C2, Class A3	5.430	02/15/40	4,910,000	5,123,030
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-2, Class A4 (P)	6.097	06/12/46	4,535,000	5,022,299
MLCC Mortgage Investors, Inc.
Series 2006-3, Class 2A1 (P)	3.377	10/25/36	3,052,918	2,703,847
Series 2007-3, Class M1 (P)	5.371	09/25/37	1,059,728	633,375
Series 2007-3, Class M2 (P)	5.371	09/25/37	396,131	217,401
Series 2007-3, Class M3 (P)	5.371	09/25/37	281,018	118,722
Morgan Stanley Capital I
Series 2007-IQ13, Class A4	5.364	03/15/44	4,875,000	5,158,140
Series 2008-HQ8, Class AM (P)	5.647	03/12/44	4,600,000	4,557,855
Provident Funding Mortgage Loan Trust
Series 2005-1, Class B1 (P)	2.671	05/25/35	1,495,719	231,854
Residential Accredit Loans, Inc.
Series 2005-QO4, Class X IO (P)	2.512	12/25/45	30,865,245	1,562,874
Structured Asset Securities Corp.
Series 2003-6A, Class B1 (P)	2.716	03/25/33	1,868,647	1,240,862

12

Bond Fund
As of 8-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Commercial & Residential (continued)

Thornburg Mortgage Securities Trust
Series 2004-1, Class II2A (P)	1.764	03/25/44	$3,373,494	$2,834,521
WaMu Mortgage Pass Through Certificates
Series 2005-AR1, Class X IO	1.633	01/25/45	43,376,829	1,901,016
Series 2005-AR12, Class 1A2 (P)	2.676	10/25/35	995,774	942,761
Series 2005-AR13, Class X IO	1.615	10/25/45	115,286,544	5,452,604
Series 2005-AR19, Class B1 (P)	0.918	12/25/45	2,244,742	337,593
Series 2005-AR8, Class X IO	1.765	07/25/45	30,929,667	1,454,681
Series 2006-AR4, Class 1A1B (P)	1.192	05/25/46	2,105,941	1,134,230
Series 2005-AR13, Class B1 (P)	0.818	10/25/45	3,846,219	622,284
Series 2005-AR6, Class B1 (P)	0.818	04/25/45	4,299,074	551,507
Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR5, Class 1A1 (P)	5.103	04/25/35	2,463,286	2,187,241
Series 2006-AR15, Class A3 (P)	5.352	10/25/36	2,489,957	619,850

U.S. Government Agency 1.49%				16,468,998

Federal Home Loan Mortgage Corp.
Series 3581, Class IO	6.000	10/15/39	2,588,073	457,625
Series 3623, Class LI IO	4.500	01/15/25	2,518,061	266,485
Series 3630, Class BI IO	4.000	05/15/27	1,765,828	145,916
Series 3794, Class PI IO	4.500	02/15/38	3,765,012	549,174
Federal National Mortgage Association
Series 2009-109, Class IW IO	4.500	04/25/38	4,012,060	572,594
Series 2009-47, Class EI IO	5.000	08/25/19	3,501,771	401,342
Series 2009-50, Class GI IO	5.000	05/25/39	6,781,129	1,189,437
Series 2009-78, Class IB IO	5.000	06/25/39	9,415,332	1,465,893
Series 2010-14, Class AI IO	4.000	08/25/27	5,229,010	627,816
Series 2010-36, Class BI IO	4.000	03/25/28	5,373,967	691,199
Series 398, Class C3 IO	4.500	05/25/39	5,652,307	881,956
Series 401, Class C2 IO	4.500	06/25/39	3,699,899	630,874
Series 402, Class 3 IO	4.000	11/25/39	4,328,991	922,345
Series 402, Class 4 IO	4.000	10/25/39	7,565,718	1,649,044
Series 402, Class 7 IO	4.500	11/25/39	6,874,722	1,192,717
Series 407, Class 15 IO	5.000	01/25/40	6,357,647	1,364,418
Series 407, Class 16 IO	5.000	01/25/40	1,633,353	354,601
Series 407, Class 17 IO	5.000	01/25/40	1,333,410	293,350
Series 407, Class 21 IO	5.000	01/25/39	5,753,654	744,472
Series 407, Class 7 IO	5.000	03/25/41	4,215,856	808,410
Series 407, Class 8 IO	5.000	03/25/41	1,949,969	419,828
Government National Mortgage Association
Series 2010-78, Class AI IO	4.500	04/20/39	6,587,830	839,502

Asset Backed Securities 4.99%				$55,097,555

(Cost $56,724,829)

Aegis Asset Backed Securities Trust
Series 2004-3, Class A1 (P)	0.578	09/25/34	1,597,882	1,437,291
Asset Backed Funding Certificates
Series 2005-HE1, Class M1 (P)	0.638	03/25/35	1,652,918	1,308,915
Bayview Financial Acquisition Trust
Series 2006-A, Class 2A3 (P)	0.571	02/28/41	1,634,165	1,417,350
Bravo Mortgage Asset Trust
Series 2006-1A, Class A2 (P) (S)	0.458	07/25/36	2,496,855	1,967,837

13

Bond Fund
As of 8-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Asset Backed Securities (continued)

Carrington Mortgage Loan Trust
Series 2005-OPT2, Class M2 (P)	0.668	05/25/35	1,725,000	1,513,685
Series 2006-NC4, Class A5 (P)	0.278	10/25/36	$620,388	$482,650
Citigroup Mortgage Loan Trust
Series 2006-WFH3, Class A3 (P)	0.368	10/25/36	3,006,769	2,725,704
ContiMortgage Home Equity Loan Trust
Series 1995-2, Class A-5	8.100	08/15/25	172,131	169,998
Countrywide Asset-Backed Certificates
Series 2006-3, Class 2A2 (P)	0.398	06/25/36	2,746,505	2,183,333
Credit-Based Asset Servicing and Securitization LLC
Series 2005-CB2, Class M1 (P)	0.658	04/25/36	3,073,905	2,670,318
Dominos Pizza Master Issuer LLC
Series 2007-1, Class M1 (S)	7.629	04/25/37	3,715,000	3,789,300
Series 2007-1, Class A2 (S)	5.261	04/25/37	3,180,000	3,203,850
Fremont Home Loan Trust
Series 2005-1, Class M3 (P)	0.728	06/25/35	1,300,000	1,146,031
FUEL Trust
Series 2011-1 (S)	4.207	04/15/16	605,000	608,025
Leaf Capital Funding SPE A LLC
Series 2010-A, Class B (P) (S)	5.210	12/15/20	655,000	655,000
Series 2010-A, Class C (P) (S)	7.210	12/15/20	1,552,025	1,552,025
Series 2010-A, Class D (P) (S)	10.210	12/15/20	1,166,759	1,166,759
Series 2010-A, Class E1 (P) (S)	14.710	12/15/20	1,369,895	1,369,895
Leaf II Receivables Funding LLC
Series 2011-1, Class A (S)	1.700	12/20/18	1,664,869	1,627,908
Master Asset Backed Securities Trust
Series 2007-HE2, Class A2 (P)	0.918	08/25/37	2,653,268	2,298,112
Merrill Lynch Mortgage Investors, Inc.
Series 2005-HE2, Class A2C (P)	0.588	09/25/36	2,615,000	2,223,736
Series 2005-WMC1, Class M1 (P)	0.718	09/25/35	1,343,367	1,215,895
New Century Home Equity Loan Trust
Series 2005-1, Class M1 (P)	0.668	03/25/35	1,495,000	981,716
Series 2005-3, Class M1	0.698	07/25/35	1,265,000	1,047,161
Novastar Home Equity Loan
Series 2004-4, Class M3 (P)	1.298	03/25/35	2,720,000	2,406,395
Park Place Securities, Inc.
Series 2004-WHQ2, Class M2 (P)	0.848	02/25/35	3,650,000	2,821,709
Series 2005-WCH1, Class M2 (P)	0.738	01/25/36	3,450,000	3,122,847
Renaissance Home Equity Loan Trust
Series 2005-2, Class AF3	4.499	08/25/35	447,833	438,009
Series 2005-2, Class AF4	4.934	08/25/35	2,365,000	1,855,392
Residential Asset Securities Corp.
Series 2005-KS4, Class M1 (P)	0.628	05/25/35	3,486,136	3,085,781
Sonic Capital LLC
Series 2011-1A, Class A2 (S)	5.438	05/20/41	2,550,725	2,604,928

14

Bond Fund
As of 8-31-11 (Unaudited)

		Shares	Value

Preferred Securities 0.88%			$9,709,529

(Cost $10,285,141)

Consumer Discretionary 0.12%			1,287,360

Hotels, Restaurants & Leisure 0.12%
Greektown Superholdings, Inc., Series A (I)		17,280	1,287,360

Consumer Staples 0.18%			$2,021,297

Food & Staples Retailing 0.18%
Ocean Spray Cranberries, Inc., Series A, 6.250% (Q)(S)		23,250	2,021,297

Energy 0.10%			1,105,310

Oil, Gas & Consumable Fuels 0.10%
Apache Corp., Series D, 6.000% (L)		19,021	1,105,310

Financials 0.46%			5,104,112

Consumer Finance 0.09%
Ally Financial, Inc., 7.300%		48,470	1,046,467

Diversified Financial Services 0.37%
Bank of America Corp., Series MER, 8.625%		89,220	2,248,344
Citigroup Capital XIII (7.875% to 10/30/2015, then 3 month LIBOR +
6.370%)		16,000	416,640
GMAC Capital Trust I (8.125% to 02/15/2016, then 3 month LIBOR
+ 5.785%)		65,230	1,392,661

Utilities 0.02%			191,450

Electric Utilities 0.02%
PPL Corp., 8.750%		3,500	191,450

		Shares	Value

Common Stocks 0.01%			$65,933

(Cost $97,862)

Consumer Discretionary 0.01%			65,933

Greektown Superholdings, Inc. (I)		885	65,933

	Yield	Shares	Value

Securities Lending Collateral 0.17%			$1,917,304

(Cost $1,917,723)

John Hancock Collateral Investment Trust (W)	0.2283%(Y)	191,636	1,917,304

Total investments (Cost $1,062,581,310)† 97.44%			$1,075,767,413

Other assets and liabilities, net 2.56%			$28,276,106

Total net assets 100.00%		$1,104,043,519

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable of the Fund.

BRL	Brazilian Real
IO	Interest Only Security – Interest Tranche of Stripped Mortgage Pool
LIBOR	London Interbank Offered Rate

15

Bond Fund
As of 8-31-11 (Unaudited)

PIK	Payment-in-kind
PO	Principal-Only Security – Principal Tranche of Stripped Mortgage Pool
TBA	To Be Announced
(D)	Par value of foreign bonds is expressed in local currency as shown parenthetically in security description.
(H)	Non-income producing – Issuer is in default.
(I)	Non-income producing security.
(L)	All or a portion of this security is on loan as of 8-31-11.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end unless the investment is unsettled.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $183,164,782 or 16.6% of the Fund's net assets as of August 31, 2011.
(T)	All or a portion of this position represents unsettled loan commitment. The coupon rate will be determined at time of settlement.
(W)	Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.
(Y)	The rate shown is the annualized seven-day yield as of August 31, 2011.
*	Yield represents the annualized yield at the date of purchase.
†	At 8-31-11, the aggregate cost of investment securities for federal income tax purposes was $1,063,858,087.
Net unrealized appreciation aggregated $11,909,326, of which $52,688,091 related to appreciated investment securities and $40,778,765 related to depreciated investment securities.

16

Note to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P .M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of August, 2011, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1	Observable	Unobservable
	08/31/11	Quoted Price	Inputs	Inputs

Corporate Bonds	$523,629,071	—	$521,618,627	$2,010,444
U.S. Government & Agency
Obligations	317,216,589	—	317,216,589	—
Convertible Bonds	1,596,548	—	1,596,548	—
Municipal Bonds	1,839,858	—	1,839,858	—
Term Loans	8,846,955	—	8,846,955	—
Capital Preferred Securities	18,429,947	—	18,429,947	—
Collateralized Mortgage
Obligations	137,418,124	—	135,821,317	1,596,807
Asset Backed Securities	55,097,555	—	50,353,876	4,743,679
Preferred Securities	9,709,529	$6,400,872	2,021,297	1,287,360
Common Stocks	65,933	—	—	65,933
Securities Lending Collateral	1,917,304	1,917,304	—	—

Total Investments in Securities	$1,075,767,413	$8,318,176	$1,057,745,014	$9,704,223
Futures	($5,341)	($5,341)	—	—
Forward Foreign Currency Contracts	($55,673)	—	($55,673)	—

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the period ended August 31, 2011, there were no significant transfers in or out of Level 1 or Level 2 assets.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

		COLLATERALIZED	ASSET
	CORPORATE	MORTGAGED	BACKED	COMMON	PREFERRED
	BONDS	OBLIGATIONS	SECURITIES	STOCK	STOCK	Total

Balance as of 5-31-11	$2,202,254	$9,807,309	$5,865,818	$0	$0	$17,875,381
Realized gain (loss)	-	-	-	-	-	-
Change in unrealized
appreciation (depreciation)	(191,810)	(26,891)	-	(12,894)	(251,770)	(218,701)
Purchases	-	701	1,467,137	-	-	1,467,838
Sales	-	(101,405)	-	-	-	(101,405)
Transfer into Level 3	-	-	-	78,827	1,539,130	1,617,957
Transfer out of Level 3	-	(8,082,907)	(2,589,276)	-	-	(10,672,183)
Balance as of 8-31-11	$2,010,444	$1,596,807	$4,743,679	$65,933	$1,287,360	$9,704,223
Change in unrealized
at period end*	(191,810)	(26,891)	-	(12,894)	(251,770)	(483,365)

* Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Investments by the Fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Term loans (Floating rate loans). The Fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

A Fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. A Fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the Fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadviser’s credit analysis of the borrower and/or term loan agents. A Fund may have limited rights to enforce the terms of an underlying loan.

Stripped securities. Stripped mortgage backed securities are financial instruments structured to separate principal and interest cash flows so that one class receives the entire principal from the underlying mortgage assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped mortgage backed security. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates. In addition, these securities present additional credit risk such that the Fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Futures. A futures contract is a contractual agreement to buy or sell a particular commodity, currency, or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

During the period ended August 31, 2011, the Fund used futures contracts to manage duration of the portfolio. The following table summarizes the contracts held at August 31, 2011. During the period ended August 31, 2011 the Fund held futures contracts with absolute notional values ranging from $22.4 million to $45.6 million, as measured at each quarter end.

	NUMBER				Unrealized
	OF		EXPIRATION		Appreciation
OPEN CONTRACTS	CONTRACTS	POSITION	DATE	VALUE	(Depreciation)

U.S. Treasury 5-Year Note
Futures	136	Short	Dec 2011	($16,641,552)	($24,823)
U.S. Treasury 10-Year Note
Futures	121	Short	Dec 2011	(15,577,475)	(35,306)
U.S. Treasury Ultra Long Bond
Futures	47	Long	Dec 2011	6,697,633	30,711
U.S. Treasury 30-Year Bond
Futures	50	Long	Dec 2011	6,777,485	24,077
Total					($5,341)

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing the Fund’s total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

During the period ended August, 31, 2011, the Fund used forward foreign currency contracts to manage against anticipated currency exchange rates. The following table summarizes the contracts held at August 31, 2011. During the period ended August 31, 2011, the Fund held forward foreign currency contracts with USD absolute values ranging from $6.2 million to $8.7 million, as measured at each quarter end.

	PRINCIPLE	PRINCIPLE
	AMOUNT	AMOUNT
	COVERED	COVERED BY			UNREALIZED
	BY	CONTRACT		SETTLEMENT	APPRECIATION
CURRENCY	CONTRACT	(USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Buys
GBP	1,895,062	$3,088,951	Royal Bank of Scotland PLC	9/28/2011	($13,603)

Sells
GBP	1,924,349	$3,080,806	Bank of Nova Scotia	9/28/2011	($42,070)

Currency Abbreviations
GBP	Pound Sterling

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at August 31, 2011, by risk category:

	FINANCIAL	ASSET	LIABILITY
	INSTRUMENTS	DERIVATIVES	DERIVATIVES FAIR
RISK	LOCATION	FAIR VALUE	VALUE

	Forward foreign currency
Foreign exchange contracts	cotracts	-	($55,673)

Interest rate contracts	Futures	$54,788	(60,129)

Total		$54,788	($115,802)

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Bond Fund.

210Q1 8/11
10/11

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Sovereign Bond Fund

By:	/s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date:	October 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date:	October 20, 2011

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	October 20, 2011